Segment Information - Net Sales by Major Product and Services (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenue	[1]	$ 190,510	$ 91,642
EPC revenue
Revenue from External Customer [Line Items]
Revenue		48,014	87,281
Sales of PV solar system
Revenue from External Customer [Line Items]
Revenue		77,438
Electricity revenue with PPAs
Revenue from External Customer [Line Items]
Revenue		16,226	2,144
Trading revenue of PV solar components
Revenue from External Customer [Line Items]
Revenue		41,623	1,080
Pre-development project sales
Revenue from External Customer [Line Items]
Revenue		4,545
Financial service revenue
Revenue from External Customer [Line Items]
Revenue		1,486
Others
Revenue from External Customer [Line Items]
Revenue		$ 1,178	$ 1,137

[1]	Sales are attributed to countries based on location of customer.